Tax Status	12 Months Ended
Apr. 30, 2025
EBP 001
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Plan received a favorable determination letter, effective May 1, 2016, from the Puerto Rico Treasury Department. Although the Plan document that the Puerto Rico Treasury Department reviewed in issuing its most recent determination letter has since been amended, the Plan Administrator believes that the Plan is currently designed and being operated in compliance with the applicable requirements of the Internal Revenue Code for a New Puerto Rico. Therefore, no provision for income taxes has been included in the Plan’s financial statements.
Plan Management evaluates tax positions taken by the Plan and recognizes a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the Puerto Rico Treasury Department. The Plan has not recognized any interest or penalties related to uncertain tax positions. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. The Plan administrator believes it is no longer subject to income tax examinations for the years prior to 2020.